Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost, Beginning Balance		$ 64,027,068	$ 57,709,393	$ 43,210,347
Cost, additions		3,790,777	3,007,766	15,753,038
Cost, Disposal			(499,950)	(1,253,992)
Cost, Write-off			(1,363,941)
Cost, Transfer asset in use
Cost, Acquired in business combination			5,173,800
Cost, Ending balance		67,817,845	64,027,068	57,709,393
Accumulated depreciation
Accumulated depreciation, Beginning Balance		30,640,384	15,898,160	5,068,240
Accumulated depreciation, depreciation		15,456,423	14,742,224	10,527,912
Accumulated depreciation, Impairment				1,556,000
Accumulated depreciation, Disposal			(499,950)	(1,253,992)
Accumulated depreciation, Ending balance		46,096,807	30,640,384	15,898,160
Net carrying value
Net carrying value, balance		21,721,038	33,386,684
Land and buildings [Member]
Cost
Cost, Beginning Balance		5,015,740	3,658,510
Cost, additions			827,230	3,658,510
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination			530,000
Cost, Ending balance		5,015,740	5,015,740	3,658,510
Accumulated depreciation
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation		335,324
Accumulated depreciation, Impairment
Accumulated depreciation, Disposal
Accumulated depreciation, Ending balance		335,324
Net carrying value
Net carrying value, balance		4,680,416	5,015,740
Data miners [Member]
Cost
Cost, Beginning Balance		31,895,779	30,404,111	31,658,103
Cost, additions			1,491,668
Cost, Disposal				(1,253,992)
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination
Cost, Ending balance		31,895,779	31,895,779	30,404,111
Accumulated depreciation
Accumulated depreciation, Beginning Balance		22,763,032	12,937,550	3,820,296
Accumulated depreciation, depreciation		8,733,406	9,825,482	8,815,246
Accumulated depreciation, Impairment				1,556,000
Accumulated depreciation, Disposal				(1,253,992)
Accumulated depreciation, Ending balance		31,496,438	22,763,032	12,937,550
Net carrying value
Net carrying value, balance		399,341	9,132,747
Equipment and other [Member]
Cost
Cost, Beginning Balance		21,392,207	8,223,529	3,363,324
Cost, additions		3,200,000	688,868	1,641,520
Cost, Disposal			(499,950)
Cost, Write-off			(1,363,941)
Cost, Transfer asset in use			14,343,701	3,218,685
Cost, Acquired in business combination
Cost, Ending balance		24,592,207	21,392,207	8,223,529
Accumulated depreciation
Accumulated depreciation, Beginning Balance		7,148,323	2,664,346	1,056,888
Accumulated depreciation, depreciation		5,913,455	4,483,977	1,607,458
Accumulated depreciation, Impairment
Accumulated depreciation, Disposal			(499,950)
Accumulated depreciation, Ending balance		13,061,778	7,148,323	2,664,346
Net carrying value
Net carrying value, balance		11,530,429	14,243,884
Leasehold improvement [Member]
Cost
Cost, Beginning Balance		1,079,542	1,079,542	1,040,000
Cost, additions				39,542
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination
Cost, Ending balance		1,079,542	1,079,542	1,079,542
Accumulated depreciation
Accumulated depreciation, Beginning Balance		401,582	296,264	191,056
Accumulated depreciation, depreciation		105,318	105,318	105,208
Accumulated depreciation, Impairment
Accumulated depreciation, Disposal
Accumulated depreciation, Ending balance		506,900	401,582	296,264
Net carrying value
Net carrying value, balance		572,642	677,960
Equipment in construction [Member]
Cost
Cost, Beginning Balance			14,343,701	7,148,920
Cost, additions				10,413,466
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use			(14,343,701)	(3,218,685)
Cost, Acquired in business combination
Cost, Ending balance				14,343,701
Accumulated depreciation
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation
Accumulated depreciation, Impairment
Accumulated depreciation, Disposal
Accumulated depreciation, Ending balance
Net carrying value
Net carrying value, balance
Power plant in use [Member]
Cost
Cost, Beginning Balance	[1]	4,643,800
Cost, additions	[1]	590,777
Cost, Disposal	[1]
Cost, Write-off	[1]
Cost, Transfer asset in use	[1]
Cost, Acquired in business combination	[1]		4,643,800
Cost, Ending balance	[1]	5,234,577	4,643,800
Accumulated depreciation
Accumulated depreciation, Beginning Balance	[1]	327,447
Accumulated depreciation, depreciation	[1]	368,920	327,447
Accumulated depreciation, Impairment	[1]
Accumulated depreciation, Disposal	[1]
Accumulated depreciation, Ending balance	[1]	696,367	327,447
Net carrying value
Net carrying value, balance	[1]	$ 4,538,210	$ 4,316,353

[1]	At December 31, 2024, the Company had plant and equipment with a carrying amount of $4,538,210 that was temporarily idle due to maintenance and repairs. The Power Plant was brought back into service during January 2025.